Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equipment
Summary of Property Plant and Equipment
	September 30,	December 31,
	2024	2023
Cost:
Equipment	$9,366	$9,365
Less: accumulated depreciation	(3,473)	(2,066)
Equipment, net	$5,893	$7,299

	December 31,	December 31,
	2023	2022
Cost:
Furniture and equipment	$9,365	$5,350
Less: accumulated depreciation	(2,066)	(803)
Property and equipment, net	$7,299	$4,547

Summary of Depreciation
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Depreciation	$472	$340	$1,406	$871